Distributions Paid and Payable (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended																																				12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Jul. 31, 2011	Jun. 30, 2011	May 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2011	Jan. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Oct. 31, 2010	Sep. 30, 2010	Aug. 31, 2010	Jul. 31, 2010	Jun. 30, 2010	May 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Feb. 28, 2010	Jan. 31, 2010	Dec. 31, 2009	Nov. 30, 2009	Oct. 31, 2009	Sep. 30, 2009	Aug. 31, 2009	Jul. 31, 2009	Jun. 30, 2009	May 31, 2009	Apr. 30, 2009	Mar. 31, 2009	Feb. 28, 2009	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Distributions payable (in dollars per share)	$ 0.1455												$ 0.14425																								$ 0.1455	$ 0.14425
Common Stock [Member]
Class of Stock [Line Items]
Dividends paid per common share (in dollars per share)	$ 0.1451875	$ 0.1451875	$ 0.1451875	$ 0.1448750	$ 0.1448750	$ 0.1448750	$ 0.1445625	$ 0.1445625	$ 0.1445625	$ 0.1442500	$ 0.1442500	$ 0.1442500	$ 0.1439375	$ 0.1439375	$ 0.1439375	$ 0.1436250	$ 0.1436250	$ 0.1436250	$ 0.1433125	$ 0.1433125	$ 0.1433125	$ 0.1430000	$ 0.1430000	$ 0.1430000	$ 0.1426875	$ 0.1426875	$ 0.1426875	$ 0.1423750	$ 0.1423750	$ 0.1423750	$ 0.1420625	$ 0.1420625	$ 0.1420625	$ 0.1417500	$ 0.1417500	$ 0.1417500	$ 1.7366250	$ 1.7216250	$ 1.7066250
Federal income tax characterization of distributions [Abstract]
Ordinary income (in dollars per share)																																					$ 1.3787863	$ 1.2598879	$ 1.2739214
Nontaxable distributions (in dollars per share)																																					$ 0.3578387	$ 0.4617371	$ 0.4113034
Capital gain ( in dollars per share)																																					$ 0	$ 0	$ 0.0214002
Totals per common shares (in dollars per share)	$ 0.1451875	$ 0.1451875	$ 0.1451875	$ 0.1448750	$ 0.1448750	$ 0.1448750	$ 0.1445625	$ 0.1445625	$ 0.1445625	$ 0.1442500	$ 0.1442500	$ 0.1442500	$ 0.1439375	$ 0.1439375	$ 0.1439375	$ 0.1436250	$ 0.1436250	$ 0.1436250	$ 0.1433125	$ 0.1433125	$ 0.1433125	$ 0.1430000	$ 0.1430000	$ 0.1430000	$ 0.1426875	$ 0.1426875	$ 0.1426875	$ 0.1423750	$ 0.1423750	$ 0.1423750	$ 0.1420625	$ 0.1420625	$ 0.1420625	$ 0.1417500	$ 0.1417500	$ 0.1417500	$ 1.7366250	$ 1.7216250	$ 1.7066250
Cumulative Redeemable Preferred Stock Class E [Member]
Class of Stock [Line Items]
Distributions payable (in dollars per share)	$ 0.140625																																				$ 0.140625
Preferred stock, dividend payment terms																																					Monthly
Federal income tax characterization of distributions [Abstract]
Ordinary income (in dollars per share)																																					$ 1.6875000	$ 1.6875000	$ 1.6663392
Capital gain ( in dollars per share)																																					$ 0	$ 0	$ 0.0211608
Totals per preferred shares (in dollars per share)																																					$ 1.6875000	$ 1.6875000	$ 1.6875000
Declared dividends to holders of preferred stock																																					$ 14.9	$ 14.9	$ 14.9
Cumulative Redeemable Preferred Stock Class D [Member]
Class of Stock [Line Items]
Distributions payable (in dollars per share)	$ 0.1536459																																				$ 0.1536459
Preferred stock, dividend payment terms																																					Monthly
Federal income tax characterization of distributions [Abstract]
Ordinary income (in dollars per share)																																					$ 1.8437508	$ 1.8437508	$ 1.8206316
Capital gain ( in dollars per share)																																					$ 0	$ 0	$ 0.0231192
Totals per preferred shares (in dollars per share)																																					$ 1.8437508	$ 1.8437508	$ 1.8437508
Declared dividends to holders of preferred stock																																					$ 9.4	$ 9.4	$ 9.4